RELATED PARTY TRANSACTIONS - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Revenues	¥ 3,008,947	¥ 1,967,723	¥ 1,032,455
JD Group
Related Party Transaction [Line Items]
Purchase agreement term (in years)	1 year
Revenues	¥ 2,214,262	1,564,436	943,084
JD Group | Deliver services
Related Party Transaction [Line Items]
Service Agreement term (in years)	1 year
JD Group | Operational support services | Minimum
Related Party Transaction [Line Items]
Service Agreement term (in years)	1 year
JD Group | Operational support services | Maximum
Related Party Transaction [Line Items]
Service Agreement term (in years)	3 years
JD Group | BCA
Related Party Transaction [Line Items]
Service Agreement term (in years)	6 years
Walmart group
Related Party Transaction [Line Items]
Revenues	¥ 794,685	¥ 403,287	¥ 89,371
Walmart group | BCA
Related Party Transaction [Line Items]
Service Agreement term (in years)	1 year